Stock-based compensation - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units vested in period total fair market value	$ 9,764	$ 4,634	$ 5,055
Share-based compensation arrangement by share-based payment award, options, outstanding, intrinsic value (in dollars per share)	$ 19.25	$ 9.46	$ 5.13
Options intrinsic value	$ 3,663	$ 601	$ 0
Intrinsic value of stock options exercised	85	12	142
Share-based compensation expense	9,901	3,454	7,292
Cash received from stock based award exercises for the period	$ 126	$ 4	$ 340
Common stock shares reserved for future issuance	1,388,418	1,184,723	1,160,817
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, granted in period (in shares)	0	0	0
Restricted Stock Units (RSUs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, granted in period (in shares)	788,556	892,367	622,781
Award vesting period	3 years
Restricted Stock Units (RSUs) | Tranche One
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	33.00%
Award vesting period	1 year
Restricted Stock Units (RSUs) | Tranche Two
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	25.00%
Award vesting period	1 year
Restricted Stock Units (RSUs) | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based payment award, vesting percentage	25.00%
Restricted Stock Units (RSUs) | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Units (RSUs) | Minimum | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Restricted Stock Units (RSUs) | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Units (RSUs) | Maximum | Tranche Three
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years